BMO Small-Cap Core Fund
BMO Small-Cap Core Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 130 of this Prospectus and under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 131 of this Prospectus and “How to Buy Shares” beginning on page B-47 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Small-Cap Core Fund		Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	1.00%
Redemption Fee		none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Small-Cap Core Fund		Class I	Class A
Management Fees		0.65%	0.65%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		4.13%	4.13%
Total Annual Fund Operating Expenses		4.78%	5.03%
Fee Waiver and Expense Reimbursement	[1]	(3.88%)	(3.88%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.90%	1.15%
[1]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.90% for Class I and 1.15% for Class A through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - BMO Small-Cap Core Fund - USD ($)	Class I	Class A
1 Year	$ 92	$ 611
3 Years	1,089	1,604
5 Years	2,091	2,595
10 Years	$ 4,615	$ 5,072

Expense Example, No Redemption - BMO Small-Cap Core Fund - USD ($)	Class I	Class A
1 Year	$ 92	$ 611
3 Years	1,089	1,604
5 Years	2,091	2,595
10 Years	$ 4,615	$ 5,072

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in a broadly diversified portfolio of common stocks of small-cap U.S. companies similar in size to those within the Russell 2000® Index. These small-cap companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 2000® Index. The largest company by market capitalization in the Russell 2000® Index was approximately $5.8 billion as of October 31, 2015, and the median market capitalization of companies in the Index as of the same period was $729 million.

The Fund pursues its investment objective in the small-cap sector by investing in a select group of small-cap companies believed to be undervalued relative to their future growth potential. The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe. The investment strategy focuses on company fundamentals by using a disciplined quantitative process to identify companies that, in the Adviser’s opinion, exhibit improving investor interest, have a sustainable competitive advantage, have low financial risk, and will be able to outperform the market over full market cycles. The quantitative process uses a multi-factor risk/return investment model based on internal research and extensive academic studies to select investments for the Fund. The model then ranks each stock in order of attractiveness. The Adviser periodically modifies the investment model based upon its fundamental analysis of the output of the model and the designated risk parameters.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Core Style Investing Risks. The returns on “core” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Quantitative Model and Information Risks. When the quantitative models (Models) and information and data (Data) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. The success of the Models depends on the accuracy and completeness of the analyses and assessments that were used in developing such Models. The success of Models that are predictive in nature is dependent largely upon the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors that may cause the resulting information to be incorrect.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Small-Cap Company Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2014 calendar year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Class I—Annual Total Returns (calendar year 2014)

The return for the Class I shares of the Fund from January 1, 2015 through September 30, 2015 was (5.84)%.

During the period shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/2014	9.66%
Worst quarter	9/30/2014	(6.47)%

Average Annual Total Returns through 12/31/14
Average Annual Total Returns - BMO Small-Cap Core Fund		1 Year	Since Inception	Inception Date
Class I	[1]	7.80%	7.71%	Dec. 27, 2013
Class I | Return After Taxes on Distributions	[1]	7.80%	7.71%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.41%	5.88%
Russell 2000® Index (reflects no deduction of fees, expenses or taxes)	[1]	4.89%	5.06%
LSCCFI (reflects deduction of fees and no deduction for sales charges or taxes)	[1]	4.09%	4.32%
[1]	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class A will vary.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

The Lipper Small-Cap Core Funds Index (LSCCFI) tracks the total return performance of the 30 largest funds included in this category.